Leases - Schedule of Lease Costs (Details) - USD ($)	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended
	Feb. 13, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024
Schedule of Lease Costs [Abstract]
Operating lease cost	$ 110,885	$ 226,880	$ 229,331	$ 585,702	$ 685,542
Variable operating lease cost	84,401	187,730	177,056	441,560	600,334
Total lease cost	$ 195,286	414,610	$ 406,387	$ 1,027,262	1,285,876
Right-of-use assets, net		869,538			869,538	$ 1,464,367
Operating lease liabilities, current		931,023			931,023	876,392
Operating lease liabilities, non-current						699,107
Total operating lease liabilities		$ 931,023			$ 931,023	$ 1,575,499
Weighted-average remaining lease term of operating leases (in years)		1 year			1 year	1 year 9 months
Weighted-average discount rate for operating leases		9.60%			9.60%	9.60%